Advance to Suppliers, Net	12 Months Ended
Jun. 30, 2025
Advance to Suppliers, Net [Abstract]
Advance to suppliers, net
5.	Advance to suppliers, net

The balance of advance to suppliers, net consisted of the following:

	As of June 30,
	2024	2025
	RMB	RMB
AIGC Research and Development Services	-	14,347,600
IP Digitalization	-	11,070,276
2021 Baoding Marathon	3,870,439	-
2023 Wanfenglin Half Marathon	532,011	-
2022 Kunming Plateau half horse	560,506	-
2025Youyang Jinxiu Flower Field and Iris Grassland Ecological Half Marathon Online Promotion	-	481,132
2022 Guizhou Ring Leigong Mountain Marathon	440,770	-
2024 Harbin Longevity Forest Marathon	4,230,000	-
2024 Golden Show Half Marathon	2,676,000	-
2023 Pony fun exercise class	128,277	-
2023 Beautiful Creation Camp	42,242	-
2025 Advertising Campaign -Good Family Brand	-	59,000
Others	478,101	-
Total	12,958,346	25,958,008
Less: allowance of credit losses	(4,871,715)	-
Total advance to suppliers, net	8,086,631	25,958,008

(1)	For the year ended June 30, 2022, the Group wrote off advance to suppliers of RMB2,848,086 for one event as a result of the cancellation of such event and relevant prepayments was determined to be not collectable. For the year ended June 30, 2023, the Group made allowance of advance to suppliers of RMB5,216,045 for three events as a result of the cancellation of such events and un-collectability of the prepayments that had been consumed. For the year ended June 30, 2024, there was RMB344,330 reversal for the prior period impairment made due to the collection of such prepayment from suppliers. For the year ended June 30, 2025, the Group wrote off advance to suppliers of RMB4,871,715 for the relevant prepayments was determined to be not collectable.

The movements in the allowance of doubtful accounts were as follows:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Beginning balance	-	5,216,045	4,871,715
Additions	5,216,045	-	-
Reversal	-	(344,330)	-
Write-off	-	-	(4,871,715)
Ending balance	5,216,045	4,871,715	-